Business Combination (Tables)	12 Months Ended
Dec. 31, 2020
Business Combination
Schedule of the estimated fair values of the assets acquired and liabilities assumed at the acquisition date

	Thousands of Yen
	Fair value of assets/liabilities
	2020	2019
Property and equipment - net	¥51,005	¥27,567
Goodwill	72,438	22,156
Intangible assets	12,690	6,519
Total assets acquired	136,133	56,242
Asset retirement obligation	(49,217)	(25,942)
Total liabilities assumed		(49,217)	(25,942)
Net assets assumed		86,916	30,300
Fair value of the consideration transferred		86,916	23,813
Gain from bargain purchases	¥	―	¥6,487